Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Payables and Accruals [Abstract]
Trade creditors	$ 174.0	$ 151.3
Accrued interest	4.5	8.6
Accrued customer rebates	80.0	65.5
Other creditors and accruals	48.5	49.3
Total accounts payable and accrued liabilities	$ 307.0	$ 274.7